16. Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	R$ 1,746,755	R$ 1,246,567
Noncurrent	10,354,211	10,717,576
Total	12,100,966	11,964,143	R$ 13,121,600
Local currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	1,199,384	879,908
Noncurrent	5,228,761	5,423,872
Total	6,428,145	6,303,780	6,503,776
Local currency | 10th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	41,702	40,967
Noncurrent	80,953	120,343
Total	122,655	161,310
Local currency | 12th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	45,450	45,450
Noncurrent	294,702	340,165
Total	340,152	385,615
Local currency | 14th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	40,503	39,802
Noncurrent	141,351	178,571
Total	181,854	218,373
Local currency | 15th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	346,414	97,692
Noncurrent	345,788	672,657
Total	692,202	770,349
Local currency | 17th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	144,391	140,144
Noncurrent	781,922	904,094
Total	926,313	1,044,238
Local currency | 18th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	33,020	32,436
Noncurrent	194,872	223,840
Total	227,892	256,276
Local currency | 19th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	199,461
Noncurrent	0	0
Total	0	199,461
Local currency | 20th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	250,000	0
Noncurrent	246,890	495,533
Total	496,890	495,533
Local currency | 21th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	0
Noncurrent	499,628	0
Total	499,628	0
Local currency | Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	78,487	59,199
Noncurrent	1,154,599	1,088,160
Total	1,233,086	1,147,359	1,067,464
Local currency | Brazilian Development Bank - BNDES BAIXADA SANTISTA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	16,782	16,603
Noncurrent	16,782	33,207
Total	33,564	49,810
Local currency | Brazilian Development Bank - BNDES PAC
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	11,143	10,987
Noncurrent	50,028	60,293
Total	61,171	71,280
Local currency | Brazilian Development Bank - BNDES PAC II 9751
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	4,334	4,288
Noncurrent	22,991	27,007
Total	27,325	31,295
Local currency | Brazilian Development Bank - BNDES PAC II 9752
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	2,367	2,341
Noncurrent	19,526	21,659
Total	21,893	24,000
Local currency | Brazilian Development Bank - BNDES ONDA LIMPA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	23,469	23,219
Noncurrent	146,461	168,083
Total	169,930	191,302
Local currency | Brazilian Development Bank - BNDES TIETÊ III
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	30,378	30,054
Noncurrent	280,825	307,862
Total	311,203	337,916
Local currency | Brazilian Development Bank - BNDES 2015
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	10,050	0
Noncurrent	397,922	233,967
Total	407,972	233,967
Local currency | Leases
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	17,573	14,914
Noncurrent	544,044	537,602
Total	561,617	552,516
Local currency | Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	1,466	746
Noncurrent	9,477	10,829
Total	10,943	11,575
Local currency | Interest and charges
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	101,855	121,605
Noncurrent	0	0
Total	101,855	121,605
Foreign currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	547,371	366,659
Noncurrent	5,125,450	5,293,704
Total	5,672,821	5,660,363	6,617,824
Foreign currency | Interest and charges
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	37,462	35,883
Noncurrent	0	0
Total	37,462	35,883
Foreign currency | Inter-American Development Bank - BID 713
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	81,794
Noncurrent	0	0
Total	0	81,794
Foreign currency | Inter-American Development Bank - BID 1212
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	34,000	33,499
Noncurrent	238,000	267,979
Total	272,000	301,478
Foreign currency | Inter-American Development Bank - BID 2202
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	81,757	75,143
Noncurrent	1,375,358	1,339,803
Total	1,457,115	1,414,946
Foreign currency | International Bank of Reconstruction and Development -BIRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	0
Noncurrent	301,665	260,224
Total	301,665	260,224
Foreign currency | Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	248,100	0
Noncurrent	242,343	480,244
Total	490,443	480,244	0
Foreign currency | Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	0
Noncurrent	1,155,331	1,137,395
Total	1,155,331	1,137,395	1,922,256
Foreign currency | JICA 15
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	33,881	32,175
Noncurrent	372,696	386,111
Total	406,577	418,286
Foreign currency | JICA 18
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	30,463	28,930
Noncurrent	334,849	346,889
Total	365,312	375,819
Foreign currency | JICA 17
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	2,507	1,205
Noncurrent	41,835	42,675
Total	44,342	43,880
Foreign currency | JICA 19
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	0
Noncurrent	873,383	768,463
Total	873,383	768,463
Foreign currency | BID 1983AB
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	79,201	78,030
Noncurrent	189,990	263,921
Total	R$ 269,191	R$ 341,951	R$ 505,306